Note 31 - Non Controlling Interest (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests		€ 5,324	€ 3,519	€ 3,475
BBVA Colombia Group
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests		67	65	67
Total Non Controlling Interests		9	7	9
BBVA Chile Group
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	[1]	0	399	377
Total Non Controlling Interests	[2]	26	51	40
Dividends Paid to Non Controling Interest		14
BBVA Continental Group
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests		1,167	1,059	1,059
Total Non Controlling Interests		227	208	193
Dividends Paid to Non Controling Interest		108
BBVA Banco Group Provincial
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests		67	78	97
Total Non Controlling Interests		(5)	(2)	(2)
Grupo BBVA Banco Frances
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests		352	420	243
Total Non Controlling Interests		(18)	93	55
Dividends Paid to Non Controling Interest		13
Garanti Turkiye Bankasi Group
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests		4,058	4,903	6,157
Total Non Controlling Interests		585	883	917
Dividends Paid to Non Controling Interest		233
Other [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests		53	55	64
Total Non Controlling Interests		4	4	8
Dividends Paid to Non Controling Interest		10
Total [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests		5,764	6,979	8,064
Total Non Controlling Interests		€ 827	€ 1,244	€ 1,218

[1]	(*) See Note 3.
[2]	(*) See Note 3.